Accounts Receivable - Schedule of Allowance for Credit Losses Movement (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses Movement [Line Items]
Beginning balance	$ 7	$ 2,443
Provision
Reversal	(7)	(2,234)
Effect of exchange rate		(5)
Ending balance		$ 204